Offerings - Offering: 1	Jul. 25, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit | $ / shares	63.93
Maximum Aggregate Offering Price	$ 6,393,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 978.77
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act of 1933”), this Registration Statement also covers additional securities that may be issued as a result of stock splits, stock dividends, recapitalization or other similar transactions as well as an indeterminate number of participation interests to be offered or sold pursuant to the Plan.

(2)	The maximum aggregate offering price reflected in the table above has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) of the Securities Act of 1933. The offering price per unit and maximum aggregate offering price are based on the average of the high ($64.56) and low ($63.29) sales prices of the common stock, as reported on the NYSE American LLC, on July 24, 2025.

(3)	In accordance with Rule 457(h)(2) of the Securities Act, no registration fee is required to be paid.